Equity, Distributions (Q2) (Details) - USD ($) $ in Millions			1 Months Ended
	Jun. 06, 2023	Mar. 04, 2020	Mar. 31, 2020
Class A Unit [Member]
Distributions to Class A and Class A-1 Members [Abstract]
Percentage of preferred return on capital contributions		8.00%	8.00%
Cash distribution paid	$ 4.0
Class A-1 Units [Member]
Distributions to Class A and Class A-1 Members [Abstract]
Percentage of preferred return on capital contributions		4.00%	4.00%
Cash distribution paid	$ 4.1